Long-Term Equity Investments	12 Months Ended
Dec. 31, 2025
Long-Term Equity Investments [Abstract]
Long-term equity investments
16.	Long-term equity investments

The following entity have been included in the consolidated financial statements using the equity method:

		Proportion of ownership
		Interest held
	Country of incorporation	As of December 31,
Name	Principle place of business	2024	2025
Hangzhou Tangchuang Weilai Technology Co., Ltd (“Hangzhou Tangchuang”)	the People’s Republic of China	40%	30%

In March 2024, the shareholders of Hangzhou Tangchuang approved the increase of the Company’s registered capital from RMB 10,000 to RMB100,000, with an additional contribution of RMB70,000 from Hangzhou Hongxi Business Management Co., Ltd and RMB20,000 from Adlai Hangzhou. Following this capital increase, the Group accounted for 30% of the registered capital in Hangzhou Tangchuang, and Hangzhou Tangchuang was no longer a subsidiary within the Group’s scope of consolidation.

Notwithstanding, as of March 20, 2024, the Group had not made any capital contribution to Hangzhou Tangchuang, and Hangzhou Tangchuang had not engaged in any substantive business activities.

As of December 31, 2024, the Group had made a capital contribution of RMB30,000 to Hangzhou Tangchuang, representing a 40% equity interest. In the same period, Hangzhou Hongxi Business Management Co., Ltd. had contributed RMB 45,000, representing a 60% equity interest in Hangzhou Tangchuang. As of December 31, 2024, of the total registered capital of RMB 100,000, RMB 75,000 has been contributed, with RMB 25,000 remaining outstanding.

On February 28, 2025, Hangzhou Hongxi Business Management Co., Ltd. made a remaining capital contribution of RMB 25,000 to Hangzhou Tangchuang, increasing its cumulative capital contribution to RMB 70,000, which represents a 70% equity interest.. Following the transaction, the Group holds a 30% equity interest in Hangzou Tangchuang.

As of December 31, 2025, the Group contributed a cumulative registered capital of RMB30,000 to Hangzhou Tangchuang, representing a 30% equity interest.

	2024	2025
	$’000	$’000
At the beginning of the year	—	4,157
Addition	4,212	—
Share of current year results	(4)	(3)
Dividends	—	—
Exchange differences	(51)	95
At the end of the year	4,157	4,249

a)	Summarized financial information (material associate)

Hangzhou Tangchuang

	As of December 31, 2024	As of December 31, 2025
	$’000	$’000
Current assets	10,376	23,586
Current liabilities	17	9,422

Net Assets(100%)	10,393	14,164
Proportion of shareholding	40%	30%
Company share of net assets	4,157	4,249

	Period from March 20, 2024 to December 31, 2024	2025
Loss from continuing activities	(10)	(8)
Comprehensive income	(10)	(8)